Financial instruments	9 Months Ended
Sep. 30, 2018
Financial Instruments [Abstract]
Financial instruments
Financial instruments
The following table shows the carrying amount of each Statement of Financial Position class split into the relevant category of financial instrument as defined in IAS 39 “Financial Instruments: Recognition & Measurement”.

	Cash and cash equivalents	Loans and receivables	Derivatives at fair value through profit or loss	Derivatives used for hedging	Financial liabilities at amortized cost	Total
September 30, 2018	€m	€m	€m	€m	€m	€m
Assets
Measured at fair value
Derivative financial instruments	—	—	4.9	33.9	—	38.8
Not measured at fair value
Trade receivables	—	140.7	—	—	—	140.7
Cash and cash equivalents	156.9	—	—	—	—	156.9
Liabilities
Measured at fair value
Derivative financial instruments	—	—	(0.5)	(42.5)	—	(43.0)
Not measured at fair value
Trade and other payables excluding non-financial liabilities	—	—	—	—	(447.1)	(447.1)
Loans and borrowings	—	—	—	—	(1,780.7)	(1,780.7)
Total	156.9	140.7	4.4	(8.6)	(2,227.8)	(1,934.4)
Trade receivables disclosed in the table above are net of contract liabilities related to discounts and trade marketing expenses of €191.2 million.
Loans and borrowings are stated gross of capitalized deferred borrowing costs.

	Cash and cash equivalents	Loans and receivables	Derivatives at fair value through profit or loss	Derivatives used for hedging	Financial liabilities at amortized cost	Total
December 31, 2017	€m	€m	€m	€m	€m	€m
Assets
Measured at fair value
Derivative financial instruments	—	—	3.2	17.5	—	20.7
Not measured at fair value
Trade receivables	—	94.7	—	—	—	94.7
Cash and cash equivalents	219.2	—	—	—	—	219.2
Liabilities
Measured at fair value
Derivative financial instruments	—	—	(0.7)	(68.5)	—	(69.2)
Not measured at fair value
Trade and other payables excluding non-financial liabilities	—	—	—	—	(441.6)	(441.6)
Loans and borrowings	—	—	—	—	(1,409.5)	(1,409.5)
Total	219.2	94.7	2.5	(51.0)	(1,851.1)	(1,585.7)

Trade receivables disclosed in the table above are net of contract liabilities related to discounts and trade marketing expenses of €188.5 million.
Loans and borrowings are stated gross of capitalized deferred borrowing costs.
The Company has determined that the carrying amount of trade receivables, trade payables and cash and cash equivalents are a reasonable approximation of fair value.
Derivative financial instruments
The financial instruments are not traded in an active market and so the fair value of these instruments is determined from the implied forward rate. The valuation technique utilized by the Company maximizes the use of observable market data where it is available. All significant inputs required to fair value the instrument are observable. The Company has classified its derivative financial instruments as level 2 instruments as defined in IFRS 13 “Fair value measurement”.
Cross currency interest rate swaps are managed based on their net exposure to credit risks. The Company has used the exception in IFRS 13 to allow this group of derivatives to be measured on a net basis by each counterpart.
Interest bearing loans and borrowings

The fair value of secured notes is determined by reference to price quotations in the active market in which they are traded. They are classified as level 1 instruments. The fair value of the senior loans is calculated by discounting the expected future cash flows at the period’s prevailing interest rates. They are classified as level 2 instruments.

The Company has Senior Euro debt of €558.0 million and Senior USD debt of $953.4 million (€813.7 million). Both are repayable on May 15, 2024, although the Senior USD debt requires a repayment of $9.6 million (€8.2 million) of principal in May each year until 2024. An €80.0 million revolving credit facility is available until May 15, 2023 and will be utilized to support existing letters of credit and bank guarantees and certain other ancillary facilities outside of the Senior debt. The Company drew an additional Senior USD debt of $50.0 million (€42.4 million) and Senior Euro debt of €58.0 million in the first quarter of 2018, to partially fund the acquisition of Goodfella’s which completed in April 2018 and is discussed in Note 4.  The remainder of the acquisition price was funded through cash. A further $300.0 million (€254.4 million) of Senior USD debt drawn down on June 20, 2018 to fund the acquisition of Aunt Bessie’s as discussed in Note 4.

In order to match its underlying cash flows, the Company has entered into a number of cross-currency interest rate swaps. In exchange for $953.4 million, the Company has received €547.9 million and £263.4 million. The derivatives are designed to minimize the exposure to movements in foreign currency exchange rates and movements in interest rates. In exchange for receiving cash flows in USD matching the payments of principal and interest due under the Senior USD debt, the Company will pay fixed amounts of interest and principal on notional amounts of GBP and EUR. All of the USD to EUR swaps have been designated as a cash flow hedge while EUR to GBP swaps to the value of £224.7 million have been designated as a net investment hedge.

Nomad Foods BondCo Plc has €400.0 million of 3.25% senior secured notes due May 15, 2024 (the “Notes”). Interest on the Notes is payable semi-annually in arrears on May 15 and November 15, commencing on November 15, 2017. Both the senior debt and the notes are guaranteed on a senior basis by the Company and certain subsidiaries thereof and are secured with equal ranking against certain assets of the Company.

	Fair value		Carrying value
	September 30, 2018	December 31, 2017	September 30, 2018	December 31, 2017
	€m	€m	€m	€m
Senior EUR/USD loans	1,379.8	1,012.7	1,377.9	1,009.5
2024 fixed rate senior secured notes	406.2	412.2	400.0	400.0
Other borrowings	2.8	—	2.8	—
Less deferred borrowing costs	—	—	(11.3)	(11.1)
	1,788.8	1,424.9	1,769.4	1,398.4